Balances with Related Companies - Summary of Amounts Due from/to Related Companies (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Amounts due from related companies, current	¥ 116	¥ 115
Prepayments of acquisition of long-term assets	495	1,302
Amounts due to related companies	435	363
Non-current payables to related parties	85	0
CSAH and its affiliates [member]
Disclosure of transactions between related parties [line items]
Amounts due from related companies, current	10	14
Prepayments of acquisition of long-term assets	429	719
Amounts due to related companies	262	174
Non-current payables to related parties	85	0
Associates [member]
Disclosure of transactions between related parties [line items]
Amounts due from related companies, current	76	72
Amounts due from related companies, non-current	357	151
Prepayments of acquisition of long-term assets	66	495
Amounts due to related companies	14	14
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Amounts due from related companies, current	30	28
Prepayments of acquisition of long-term assets	0	88
Amounts due to related companies	159	175
Other related companies [member]
Disclosure of transactions between related parties [line items]
Amounts due from related companies, current	¥ 0	¥ 1